Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Non-current liabilities:
Debentures	€ 109,412	€ 140,293
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	109,412	140,293
Level 2 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	247,350	223,287
Total fair value of other financial liabilities	247,350	223,287
Level 3 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	0	0
Carrying Value [Member]
Non-current liabilities:
Debentures	113,758	137,299
Loans from banks and others (including current maturities)	265,905	218,895
Total fair value of other financial liabilities	€ 379,663	€ 356,194
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 1.76%-2.75% with a zero floor, Euribor+ 5.27% fixed rate for 5 years of 2.9%-3.55% and 3%-4.65% and linkage to consumer price index in Israel.	Discount rate of Euribor+ 1.76%-2.75% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years 2.9%-3.55% and 4.65% and linkage to consumer price index in Israel